Acquisitions and Dispositions (Merchant Solar Projects) (Narrative) (Detail) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($) Project	Sep. 30, 2015 Project MW	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Project MW	Dec. 31, 2015 USD ($)	Jan. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Project Cost			$ 405	$ 40	$ 418
Merchant Solar Projects | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
MW Capacity | MW		425
Number of solar projects | Project		24
Total number of solar projects related to potential sale | Project	15
Amount of consideration	$ 184				$ 184	$ 117
Merchant Solar Projects | Disposal Group, Disposed of by Sale, Not Discontinued Operations | SunEdison, Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold to non-controlling interest owners		33.00%
Terra Nova Renewable Partners | Call Option | Merchant Solar Projects
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage ownership in total units			67.00%
Number of Solar Development Projects in Operation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interests acquired				100.00%
Number of Projects | Project				7
Aggregate purchase price				$ 32
Project Cost				$ 421
MW Capacity | MW				221